Provisions - Maximum exposure to credit risk - Other commitments (Details) - Other commitments [Member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Normal	$ 155,163	$ 46,561
Substandard
Non-complying
Total	155,163	46,561	$ 60,609
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Normal	155,163	46,561
Substandard
Non-complying
Total	155,163	46,561	49,519
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total			11,090
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total